Accounts receivable, net (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 Product sales and online marketplace receivables CNY	Dec. 31, 2013 Product sales and online marketplace receivables CNY	Dec. 31, 2014 Online payment processing transactions receivables CNY	Dec. 31, 2013 Online payment processing transactions receivables CNY	Dec. 31, 2014 Advertising receivables CNY	Dec. 31, 2013 Advertising receivables CNY	Dec. 31, 2014 Others CNY	Dec. 31, 2013 Others CNY
Accounts receivable
Accounts receivable, gross				2,043,243	380,938	182,412	35,083	62,705	44,372	219,567	43,466
Allowance for doubtful accounts
Balance at beginning of the year	(1,770)	(1,877)
Additions	(72,608)	(559)
Reversals	868	666
Write-offs	1,839
Balance at end of the year	(71,671)	(1,770)
Accounts receivable, net	2,436,256	502,089	$ 392,653